Cash and Cash Equivalents and Short-term Investments - Denominated in different currencies (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 856,168	$ 630,996
US$
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	822,603	533,173
RMB
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	21,933	79,319
Hong Kong dollar ("HK$")
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	9,872	16,721
GBP
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	1,417	1,370
Others
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 343	$ 413